Financial and capital risk management - Effects of derivatives on other comprehensive income (Details 9) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Investments Hedge [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ 96	$ (145)	$ 145	$ 74
Cash Flow Hedge Nickel And Palladium [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ (5)	$ 312	$ 14	$ 8